NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Basis of Presentation and Principles of Consolidation: Schedule of Entities (Tables)	12 Months Ended
Jun. 30, 2018
Tables/Schedules
Schedule of Entities

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Dogness (International) Corporation (“Dogness” or the “Company”)	July 11, 2016	BVI	Parent, 100%	Holding Company
Dogness (Hong Kong) Pet Products Co., Ltd. (“HK Dogness”)	March 10, 2009	Hong Kong	100%	Trading
Jiasheng Enterprise (Hong Kong) Co., Limited (“HK Jiasheng”)	July 12, 2007	Hong Kong	100%	Trading
Dogness Intelligence Technology (Dongguan) Co., Ltd. (“Dongguan Dogness”)	October 26, 2016	Dongguan, China	100%	Holding Company
Dongguan Jiasheng Enterprise Co., Ltd. (“Dongguan Jiasheng”)	May 15, 2009	Dongguan, China	100%	Development and manufacturing of pet leash products
Zhangzhou Meijia Metal Product Co., Ltd (“Meijia”)	July 09,2009	Zhangzhou, China	100%	manufacturing of pet leash products
Dogness Overseas Ltd (‘Dogness Overseas”)	February 8, 2018	BVI	100%	Holding Company
Dogness Group LLC (‘Dogness Goup”)	January 23, 2018	Delaware, United States	100%	Trading